Shareholders' Equity	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (5,000,000 shares of $0.004 par value retrospectively restated for effect of reverse stock split on February 22, 2021) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share (626,575 ordinary shares at a price of $16.00 per ordinary share retrospectively restated for effect of reverse stock split on February 22, 2021). On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share (9,993 ordinary shares at a price of $16.00 per ordinary share retrospectively restated for effect of reverse stock split on February 22, 2021). in a second closing. The total gross proceeds from the initial public offering is approximately $10.2 million before underwriting commissions and offering expenses.

On January 10, 2019, the Underwriter exercise the warrants in connection with the initial public offering and 160,426 shares (40,107 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021) were newly issued.

Ordinary shares issued for convertible notes settlement

For the year ended March 31, 2020, 11,961,006 ordinary shares (2,990,253 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021) were issued with a fair value of $6,425,657 for convertible notes principal and interest partial settlement.

For the year ended March 31, 2021, 27,389,877 ordinary shares (6,847,470 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021) were issued with a fair value of $7,680,791 for convertible notes principal and interest partial settlement.

Warrant

In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (250,000 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($1.5372 per share retrospectively restated for effect of reverse stock split on February 22, 2021). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of March 31, 2021, the total number of warrants outstanding was 250,000 with weighted average remaining life of 4 years.

The fair value of this Warrants was $509,000. The fair value has been estimated using the Black Scholes pricing model with the following weighted-average assumptions: risk free rate of 0.33%; expected term of 4 years; exercise price of the warrants of $1.5372; volatility of 131.84%; and expected future dividends of nil.

Reverse stock split

On January 23, 2021, the Company’s board of directors approved to effect a one-for-four reverse stock split of its ordinary shares (the “Reverse Stock Split”) with the market effective on February 22, 2021, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.001 to US$0.004. As a result of the Reverse Stock Split, each four pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of February 21, 2021 (immediately prior to the effective date), there were 62,057,584 ordinary shares outstanding, and the number of ordinary shares outstanding after the Reverse Stock Split is 15,525,094, taking into account of the effect of rounding fractional shares into whole shares. In addition, all options and any other securities of the Company outstanding immediately prior to the Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 4 and multiplying the exercise price thereof by 4, as a result of the Reverse Stock Split.